Estimated Fair Values of Assets Acquired Assumed (Detail) (BTL System, Inc, USD $) In Thousands, unless otherwise specified	Oct. 25, 2011
BTL System, Inc
Business Acquisition [Line Items]
Property and equipment	$ 60
Software	480
Goodwill	160
Total assets acquired	$ 700